Derivative financial instruments - Assets and liabilities (Details) € in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about hedges
Non-current assets	$ 102		$ 171	$ 61
Current assets	83		142	36
Current liabilities	(79)		(33)	(36)
Non-current liabilities	(45)		(2)	(18)
Total	61		278	43
Borrowings	$ 30,781		20,380	18,227
0.875% Non-callable bond due 2021
Disclosure of detailed information about hedges
Borrowings | €		€ 750
Interest rate on borrowings	0.875%	0.875%
Interest rate swaps | Instruments designated at fair value through profit and loss
Disclosure of detailed information about hedges
Non-current assets	$ 25			43
Total	25			43
Other derivatives
Disclosure of detailed information about hedges
Non-current assets	15
Current assets	70		48	36
Current liabilities	(79)		(30)	(36)
Total	6		18
Equity warrants
Disclosure of detailed information about hedges
Non-current assets	15
Instruments in a fair value hedge relationship | 0.875% Non-callable bond due 2021
Disclosure of detailed information about hedges
Borrowings covered by hedges | €		€ 300
Instruments in a fair value hedge relationship | Interest rate swaps
Disclosure of detailed information about hedges
Non-current assets			45
Total			45
Instruments in a fair value hedge relationship | Cross currency swaps
Disclosure of detailed information about hedges
Non-current assets				10
Current assets			43
Total			43	10
Instruments designated in cash flow hedge | Cross currency swaps
Disclosure of detailed information about hedges
Non-current assets			107	4
Current assets			43
Non-current liabilities	(43)			(17)
Total	(43)		150	(13)
Instruments designated in cash flow hedge | Forward contract
Disclosure of detailed information about hedges
Current assets	13		8
Current liabilities			(3)
Total	13		5
Investments in foreign operations | Cross currency swaps
Disclosure of detailed information about hedges
Non-current assets	62		19	4
Non-current liabilities	(2)		(2)	(1)
Total	$ 60		$ 17	$ 3